Loans Receivable	12 Months Ended
Dec. 31, 2011
Loans Receivable [Abstract]
Loans Receivable

NOTE 5 - LOANS RECEIVABLE

Loans consisted of the following:

	December 31,
(Dollars in thousands)	2011	2010
Residential	$163,502	$200,518
Commercial Real Estate	142,485	166,814
Commercial	52,273	65,896
Consumer	8,735	12,446
Total gross loans	$366,995	$445,674

Certain parties (principally certain directors and officers of the Company, their immediate families, and business interests) were loan customers and had other transactions in the normal course of business with the Company. Related party loans are made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with unrelated persons and do not involve more than normal risk of collectibility. The aggregate dollar amounts of loans to related parties were $4,325,000 and $12,208,000 at December 31, 2011 and 2010, respectively. The reduction in loans to related parties is partially due to a reduction in the number of members on our Board of Directors. During 2011, advances on related party loans totaled $1,752,000, and repayments were $4,423,000. During 2010, advances on related party loans totaled $1,963,000 and repayments were $406,000.

Provision and Allowance for Loan Losses

An allowance for loan losses is maintained at a level deemed appropriate by management to adequately provide for known and inherent losses in the loan portfolio. The allowance for loan losses is established as losses are estimated to have occurred through a provision for loan losses charged to earnings. Loan losses are charged against the allowance when management believes the uncollectability of a loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance.

In evaluating the adequacy of the Company's loan loss reserves, management identifies loans believed to be impaired. Impaired loans are those not likely to be repaid as to principal and interest in accordance with the terms of the loan agreement. Impaired loans are reviewed individually by management and the net present value of the collateral is estimated. Reserves are maintained for each loan in which the principal balance of the loan exceeds the net present value of the collateral. In addition to the specific allowance for individually reviewed loans, a general allowance for potential loan losses is established based on management's review of the composition of the loan portfolio with the purpose of identifying any concentrations of risk, and an analysis of historical loan charge-offs and recoveries. The final component of the allowance for loan losses incorporates management's evaluation of current economic conditions and other risk factors which may impact the inherent losses in the loan portfolio. These evaluations are highly subjective and require that a great degree of judgmental assumptions be made by management. This component of the allowance for loan losses includes additional estimated reserves for internal factors such as changes in lending staff, loan policy and underwriting guidelines, and loan seasoning and quality, and external factors such as national and local economic trends and conditions.

The following table details the activity within our allowance for loan losses as of December 31, 2011 and 2010, by portfolio segment:

		Commercial
	Commercial Real Estate		Consumer	Residential	Total
December 31, 2011
(Dollars in thousands)
Allowance for loan losses:

Beginning balance	$1,822	$7,237	$131	$5,299	$14,489
Charge-offs	(3,484)	(10,769)	(193)	(5,389)	(19,835)
Recoveries	136	543	29	545	1,253
Provisions	4,765	13,229	136	7,141	25,271
Ending balance	$3,239	$10,240	$103	$7,596	$21,178

Ending balances:
Individually evaluated
for impairment	$1,827	$6,605	$-	$4,191	$12,623

Collectively evaluated
for impairment	$1,412	$3,635	$103	$3,405	$8,555

Total	$3,239	$10,240	$103	$7,596	$21,178

Loans receivable:

Ending balance - total	$52,273	$142,485	$8,735	$163,502	$366,995

Ending balances:
Individually evaluated
for impairment	$7,036	$52,957	$44	$20,373	$80,410

Collectively evaluated
for impairment	$45,237	$89,528	$8,691	$143,129	$286,585

		Commercial
	Commercial	Real Estate	Consumer	Residential	Total
December 31, 2010
(Dollars in thousands)
Allowance for loan losses:

Beginning balance	$1,152	$2,916	$217	$3,240	$7,525
Charge-offs	(2,424)	(8,092)	(222)	(5,988)	(16,726)
Recoveries	184	185	32	205	606
Provisions	2,910	12,228	104	7,842	23,084
Ending balance	$1,822	$7,237	$131	$5,299	$14,489

Ending balances:
Individually evaluated
for impairment	$862	$4,446	$-	$2,652	$7,960

Collectively evaluated
for impairment	$960	$2,791	$131	$2,647	$6,529

Total	$1,822	$7,237	$131	$5,299	$14,489

Loans receivable:

Ending balance - total	$65,896	$166,814	$12,446	$200,518	$445,674

Ending balances:
Individually evaluated
for impairment	$3,170	$43,291	$46	$22,988	$69,495

Collectively evaluated
for impairment	$62,726	$123,523	$12,400	$177,530	$376,179

Loan Performance and Asset Quality

Generally, a loan will be placed on nonaccrual status when it becomes 90 days past due as to principal or interest, or when management believes, after considering economic and business conditions and collection efforts, that the borrower's financial condition is such that collection of the loan is doubtful. When a loan is placed in nonaccrual status, interest accruals are discontinued and income earned but not collected is reversed. Cash receipts on nonaccrual loans are not recorded as interest income, but are used to reduce principal.

The following chart summarizes delinquencies and nonaccruals, by portfolio class, as of December 31, 2011 and December 31, 2010.

December 31, 2011								Recorded
								Investments
(Dollars in	30-59 Days	60-89 Days	Nonaccrual	Total Past		Total Loans		90 Days and
thousands)	Past Due	Past Due	Loans	Due	Current	Receivable		Accruing

Commercial	$743	$117	$2,076	$2,936	$49,261	$52,273		$76
Commercial real estate:
Construction	224	1,239	20,659	22,122	44,755	66,877		-
Other	-	341	9,342	9,683	65,925	75,608		-
Real Estate:
Residential	2,331	1,321	12,585	16,237	147,265	163,502		-
Consumer:
Other	159	58	20	237	7,594	7,831		-
Revolving credit	17	6	-	23	881	904		-

Total	$3,474	$3,082	$44,682	$51,238	$315,681	$366,995		$76

December 31, 2010								Recorded
								Investments
(Dollars in	30-59 Days	60-89 Days	Nonaccrual	Total Past		Total Loans		90 Days and
thousands)	Past Due	Past Due	Loans	Due	Current	Receivable		Accruing
Commercial	$710	$51	$966	$1,727	$52,966	$54,693	$
Commercial real estate:
Construction	3,544	1,351	15,029	19,924	70,140	90,064
Other	1,951	56	1,107	3,114	73,636	76,750
Real Estate:
Residential	3,484	876	6,960	11,320	189,198	200,518

Consumer:
Other	251	24	6	281	11,206	11,487
Revolving credit	1	1	-	2	957	959
Other	-	9	1,129	1,138	10,065	11,203
Total	$9,941	$2,368	$25,197	$37,506	$408,168	$445,674	$

The following table summarizes management's internal credit risk grades, by portfolio class, as of December 31, 2011 and 2010.

December 31, 2011
(Dollars in thousands)		Commercial
	Residential	Real Estate	Commercial	Consumer	Total
Grade 1 – Minimal	$-	$45	$2,261	$1,058	$3,364
Grade 2 – Modest	11,294	6,371	1,755	77	19,497
Grade 3 – Average	4,806	3,230	5,919	333	14,288
Grade 4 – Satisfactory	102,105	75,075	28,869	6,258	212,307
Grade 5 –Watch	3,624	2,001	1,569	464	7,658
Grade 6 – Special Mention	12,216	7,360	2,480	243	22,299
Grade 7 – Substandard	29,269	46,425	9,194	302	85,190
Grade 8 – Doubtful	188	1,978	226	-	2,392
Grade 9 – Loss	-	-	-	-	-
Total loans	$163,502	$142,485	$52,273	$8,735	$366,995

December 31, 2010
(Dollars in thousands)		Commercial
	Residential	Real Estate	Commercial	Consumer	Total
Grade 1 – Minimal	$-	$-	$4,023	$1,573	$5,596
Grade 2 – Modest	21,158	7,356	3,939	125	32,578
Grade 3 – Average	2,784	3,254	5,416	516	11,970
Grade 4 – Satisfactory	123,391	81,989	37,908	8,988	252,276
Grade 5 –Watch	4,041	2,476	1,969	845	9,331
Grade 6 – Special Mention	16,786	15,380	4,152	17	36,335
Grade 7 – Substandard	31,326	55,770	7,688	369	95,153
Grade 8 – Doubtful	1,032	589	801	13	2,435
Grade 9 – Loss	-	-	-	-	-
Total loans	$200,518	$166,814	$65,896	$12,446	$445,674

Loans graded one through four are considered "pass" credits. As of December 31, 2011, $249,456,000, or 67.97% of the loan portfolio had a credit grade of "minimal," "modest," "average" or "satisfactory." For loans to qualify for this grade, they must be performing relatively close to expectations, with no significant departures from the intended source and timing of repayment.

Loans with a credit grade of "watch" and "special mention" are not considered classified; however, they are categorized as a watch list credit and are considered potential problem loans. This classification is utilized by us when there is an initial concern about the financial health of a borrower. These loans are designated as such in order to be monitored more closely than other credits in the portfolio. Loans on the watch list are not considered problem loans until they are determined by management to be classified as substandard. As of December 31, 2011, loans totaling $29,957,000 were on the watch list. Watch list loans are considered potential problem loans and are monitored as they may develop into problem loans in the future.

Loans graded "substandard" or greater are considered classified credits. At December 31, 2011, classified loans totaled $87,582,000, with $77,860,000 being collateralized by real estate. Classified credits are evaluated for impairment on a quarterly basis.

The Bank identifies impaired loans through its normal internal loan review process. A loan is considered impaired when, based on current information and events, it is probable that we will be unable to collect the scheduled payments of principal or interest when due, according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Impairment is measured on a loan-by-loan basis by calculating either the present value of expected future cash flows discounted at the loan's effective interest rate, the loan's obtainable market price, or the fair value of the collateral if the loan is collateral dependent. Any resultant shortfall is charged to provision for loan losses and is classified as a specific reserve. When an impaired loan is ultimately charged-off, the charge-off is taken against the specific reserve.

Large groups of smaller balance homogeneous loans are collectively evaluated for impairment. Impaired consumer and residential loans are identified for impairment disclosures, however, it is policy to individually evaluate for impairment all loans with a credit grade of "substandard" or greater that have an outstanding balance of $50,000 or greater, and all loans with a credit grade of "special mention" that have outstanding principal balance of $100,000 or greater.

At December 31, 2011, impaired loans totaled $80,410,000, all of which were valued on a nonrecurring basis at the lower of cost or market value of the underlying collateral. Market values were obtained using independent appraisals, updated in accordance with our reappraisal policy, or other market data such as recent offers to the borrower. At December 31, 2011, the recorded investment in impaired loans was $80,410,000, compared to $69,495,000 at December 31, 2010.

The following chart details our impaired loans, which includes TDRs totaling $55,105,000 and $40,522,000, by category as of December 31, 2011 and December 31, 2010, respectively:

December 31, 2011
(Dollars in thousands)
		Unpaid		Average	Interest
	Recorded-	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized

With no related allowance recorded:
Commercial	$2,140	$2,155	$-	$1,529	$63
Commercial real estate	12,820	12,931	-	14,238	441
Residential	11,297	12,329	-	9,711	457
Consumer	44	44	-	45	3

Total:	$26,301	$27,459	$-	$25,523	$964

With an allowance recorded:
Commercial	4,896	5,005	1,827	3,573	195
Commercial real estate	32,912	35,444	6,605	30,273	383
Residential	16,301	16,527	4,191	15,583	320
Consumer	-	-	-	-	-

Total:	$54,109	$56,976	$12,623	$49,429	$898

Total:
Commercial	7,036	7,160	1,827	5,102	258
Commercial real estate	45,732	48,375	6,605	44,511	824
Residential	27,598	28,856	4,191	25,294	777
Consumer	44	44	-	45	3
Total:	$80,410	$84,435	$12,623	$74,952	$1,862

December 31, 2010
(Dollars in thousands)

		Unpaid		Average	Interest
	Recorded-	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized

With no related allowance recorded:
Commercial	$920	$1,270	$-	$704	$-
Commercial real estate	15,657	16,275	-	14,955	108
Residential	8,124	8,970	-	3,727	22
Consumer	46	46	-	24	-

Total:	$24,747	$26,561	$-	$19,410	$130

With an allowance recorded:
Commercial	2,250	2,335	849	1,552	2
Commercial real estate	27,634	28,739	5,523	27,782	98
Residential	14,864	14,925	2,205	8,327	52
Consumer	-	-	-	43	-

Total:	$44,748	$45,999	$8,577	$37,704	$152

Total:
Commercial	3,170	3,605	849	2,256	2
Commercial real estate	43,291	45,014	5,523	42,737	206
Residential	22,988	23,895	2,205	12,054	74
Consumer	46	46	—	67	—
Total:	$69,495	$72,560	$8,577	$57,114	$282

TDRs are loans which have been restructured from their original contractual terms and include concessions that would not otherwise have been granted outside of the financial difficulty of the borrower. We only restructure loans for borrowers in financial difficulty that have designed a viable business plan to fully pay off all obligations, including outstanding debt, interest and fees, either by generating additional income from the business or through liquidation of assets. Generally, these loans are restructured to provide the borrower additional time to execute upon their plans.

With respect to restructured loans, we grant concessions by (1) reduction of the stated interest rate for the remaining original life of the debt, or (2) extension of the maturity date at a stated interest rate lower than the current market rate for new debt with similar risk. We do not generally grant concessions through forgiveness of principal or accrued interest. Restructured loans where a concession has been granted through extension of the maturity date generally include extension of payments in an interest only period, extension of payments with capitalized interest and extension of payments through a forbearance agreement. These extended payment terms are also combined with a reduction of the stated interest rate in certain cases.

Success in restructuring loans has been mixed but it has proven to be a useful tool in certain situations to protect collateral values and allow certain borrowers additional time to execute upon defined business plans. In situations where a TDR is unsuccessful and the borrower is unable to follow through with terms of the restricted agreement, the loan is placed on nonaccrual status and continues to be written down to the underlying collateral value.

Our policy with respect to accrual of interest on loans restructured in a TDR follows relevant supervisory guidance. That is, if a borrower has demonstrated performance under the previous loan terms and shows capacity to perform under the restructured loan terms, continued accrual of interest at the restructured interest rate is likely. If a borrower was materially delinquent on payments prior to the restructuring but shows capacity to meet the restructured loan terms, the loan will likely continue as nonaccrual going forward. Lastly, if the borrower does not perform under the restructured terms, the loan is placed on nonaccrual status.

We will continue to closely monitor these loans and will cease accruing interest on them if management believes that the borrowers may not continue performing based on the restructured note terms. If, after previously being classified as a TDR, a loan is restructured a second time, then that loan is automatically placed on nonaccrual status. Our policy with respect to nonperforming loans requires the borrower to make a minimum of six consecutive payments in accordance with the loan terms before that loan can be placed back on accrual status. Further, the borrower must show capacity to continue performing into the future prior to restoration of accrual status. To date, we have not restored any nonaccrual loan classified as a TDR to accrual status. We believe that all of our modified loans meet the definition of a TDR.

As a result of adopting the amendments in ASU 2011-02, we reassessed all restructurings that occurred on or after the beginning of the fiscal year of adoption (January 1, 2011) to determine whether they are considered TDRs under the amended guidance. We did not identify any new TDRs during our assessment. As noted below, all outstanding TDRs as of December 31, 2011 were restructured prior to the adoption of ASU 2011-02. All loans restructured subsequent to adoption of ASU 2011-02 have resulted from financial difficulties experienced by borrowers and not from adopting the amendments of the accounting standard update.

The following is a summary of information pertaining to our TDRs:

	December 31,	December 31,
(Dollars in thousands)	2011	2010
Nonperforming TDRs	$30,582	$10,962
Performing TDRs:
Commercial	4,178	1,864
Commercial real estate - construction	11,874	20,584
Residential	8,427	7,112
Consumer	44	-
Total performing TDRs	$24,523	$29,560
Total TDRs	$55,105	$40,522

The following table summarizes how loans that were considered TDRs were modified during the periods indicated:

	For the year ended					For the year ended
	December 31, 2011					December 31, 2011
	TDRs that are in compliance with the
	terms of the agreement					TDRs that are susbequently defaulted
		Pre	-	Post	-		Pre	-	Post	-
		modification modification					modification modification
		outstanding outstanding					outstanding outstanding
(Dollars in thousands except Number of			recorded		recorded	Number of		recorded		recorded
contracts)	contracts	investment investment				contracts	investment investment

Commercial real estate	25		$11,874		$11,874	19		$25,985		$23,828
Single-family residential	23		8,427		8,427	18		6,761		5,757
Commercial and industrial	23		4,178		4,178	4		1,107		997
Consumer	1		44		44	-		-		-
Total loans	72		$24,523		$24,523	41		$33,853		$30,582

	For the year ended					For the year ended
	December 31, 2010					December 31, 2010
	TDRs that are in compliance with the
	terms of the agreement					TDRs that have susbequently defaulted
		Pre	-	Post	-		Pre	-	Post	-
		modification modification					modification modification
		outstanding outstanding					outstanding outstanding
(Dollars in thousands except Number of			recorded	recorded		Number of	recorded		recorded
contracts)	contracts	investment investment				contracts	investment investment

Commercial Real Estate	28		$20,684		$20,584	7		$7,695		$7,695
Single-family residential	19		7,112		7,112	9		3,883		3,062
Commercial and industrial	10		1,864		1,864	3		277		205
Total loans	57		$29,660		$29,560	19		$11,855		$10,962

Portions of the allowance for loan losses may be allocated for specific loans or portfolio segments. However, the entire allowance for loan losses is available for any loan that, in management's judgment, should be charged-off. While management utilizes the best judgment and information available to it, the ultimate adequacy of the allowance for loan losses depends on a variety of factors beyond our control, including the performance of our loan portfolio, the economy, changes in interest rates, and the view of the regulatory authorities toward loan classifications. If delinquencies and defaults increase, we may be required to increase our provision for loan losses, which would adversely affect our results of operations and financial condition. There can be no assurance that charge-offs of loans in future periods will not exceed the allowance for loan losses as estimated at any point in time or that provisions for loan losses will not be significant to a particular accounting period.

The Company is a party to financial instruments with off-balance sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments include commitments to extend credit and standby letters of credit. These instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the balance sheets.

The Company's exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit and standby letters of credit is represented by the contractual or notional amount of those instruments. The Company uses the same credit policies in making commitments and conditional obligations as it does for on-balance-sheet instruments.

Standby letters of credit are conditional commitments issued by the Company to guarantee the performance of a customer to a third party. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loans to customers. The fair value of standby letters of credit is insignificant.

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since some of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. The Company evaluates each customer's creditworthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary by the Company upon extension of credit, is based on management's credit evaluation of the counter-party.

Collateral held for commitments to extend credit and standby letters of credit varies but may include accounts receivable, inventory, property, plant, equipment, and income-producing commercial properties. The following table summarizes the Company's off-balance sheet financial instruments whose contract amounts represent credit risk:

	December 31,
(Dollars in thousands)	2011	2010

Commitments to extend credit	$28,799	$42,491
Standby letters of credit	516	841